Accounts Payable and Other Current Liabilities	12 Months Ended
Dec. 31, 2021
Payables and Accruals [Abstract]
Accounts Payable and Other Current Liabilities	ACCOUNTS PAYABLE AND OTHER CURRENT LIABILITIES

As at December 31 (millions of dollars)	2021	2020
Accrued liabilities	606	557
Accounts payable	249	232
Accrued interest	123	116
Environmental liabilities (Note 21)	34	33
Regulatory liabilities (Note 13)	10	66
Lease obligations (Note 23)	12	11
Derivative liabilities (Note 18)	8	11
	1,042	1,026